SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of cash and cash equivalents

	December 31,
	2022	2021
Cash and cash equivalents	$7,253	$62,937
Restricted cash	34	185
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$7,287	$63,122

Schedule of restricted cash

	December 31,
	2022	2021
Customer and supplier guarantees	$34	$175
Landlord guarantees	-	10
Total	$34	$185

Schedule of Cash and restricted cash

	December 31,
	2022	2021
Cash in U.S. dollars in U.S. banks	$3,803	$58,755
Cash in foreign banks and foreign currency	3,483	4,359
Petty cash	1	8
Total	$7,287	$63,122